Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Transfer from level 2 to 1 of financial assets		kr 21,461
Debt securities issued
Disclosure of detailed information about financial instruments
Transfers to level 3	kr (10,649)
Transfers from level 3	6,534	1,040
Derivatives
Disclosure of detailed information about financial instruments
Transfers from level 3	kr (1,259)
Transfer between level 2 and level 3, net financial liabilities		kr (30)